Risk management - Financial assets and liabilities denominated in foreign currency (Details) $ in Millions	9 Months Ended
Sep. 30, 2022 COP ($)
Risk management
Scenario / variation in the exchange rate	1.00%
variation in the exchange rate	5.00%
Credit risk in U.S. dollar portfolio
Risk management
Scenario / variation in the exchange rate	1.00%
USD$ Million
Risk management
variation in the exchange rate	5.00%
Currency risk
Risk management
One Percent variations in exchange rate, Effect on income before income taxes	$ 3,094
One percent variations in exchange rate, effect on other comprehensive income	646,743
Five Percent variations in exchange rate, Effect on income before income taxes	15,471
Five Percent variations in exchange rate, effect on other comprehensive income	$ 3,233,713